Description of Organization and Business Operations (Details) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 05, 2021	Mar. 29, 2022	Dec. 30, 2020	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds	$ 23,175,000
Net proceeds	22,725,000
Aggregate proceeds held in the trust account	$ 174,225,000
Transaction costs				$ 3,993,017	$ 3,993,017
Underwriting fees					3,450,000
Exercise of overallotment					450,000
Other offering costs				$ 543,017	$ 543,017
Fair market value, percentage				80.00%	80.00%
Net tangible assets				$ 5,000,001	$ 5,000,001
Aggregate public shares, percentage				20.00%	20.00%
Proposed public offering, description				The Initial Stockholders have agreed to (i) waive their redemption rights with respect to Founder Shares and any Public Shares they may acquire during or after the Initial Public Offering in connection with the consummation of a Business Combination, (ii) to waive their rights to liquidating distributions from the Trust Account with respect to their Founder Shares if the Company fails to consummate a Business Combination within the Combination Period and (iii) not to propose an amendment to the Company’s Amended and Restated Certificate of Incorporation that would affect the substance or timing of the Company’s obligation to redeem 100% of its Public Shares if the Company does not complete a Business Combination, unless the Company provides the public stockholders an opportunity to redeem their Public Shares in conjunction with any such amendment.	In order to extend the time available for the Company to consummate a Business Combination, the Initial Stockholders or their affiliates or designees must deposit into the Trust Account $1,725,000 (due to the exercise in full of the underwriters’ over-allotment option) ($0.10 per Public Share), on or prior to the date of the applicable deadline.
Outstanding public shares, percentage				100.00%	100.00%
Obligation to redeem public shares, percentage				100.00%	100.00%
Trust account, price per share (in Dollars per share)				$ 10.1	$ 10.1
Operating bank accounts				$ 259,857	$ 313,158
Securities held in the trust account				176,009,525	174,266,206	$ 151,500,000
Working capital				500,841	12,669
Franchise taxes payable					41,206
Deposit amount in trust account				60,000	$ 41,206
Underwriting fees				3,450,000
Exercise option				450,000
Net proceeds				$ 1,725,000
Public per shares (in Dollars per share)				$ 0.1
Taxes payable				$ 59,525
Maximum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issued unsecured promissory notes		$ 1,150,000
Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Issued unsecured promissory notes		$ 575,000
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)			15,000,000
Price per warrant shares (in Dollars per share)			$ 10
Proceeds from initial public offering			$ 150,000,000
Net proceeds			$ 151,500,000
Public share price (in Dollars per share)			$ 10.1
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per warrant shares (in Dollars per share)	$ 1
Purchase of warrants (in Shares)	675,000			6,000,000	6,000,000
Price per warrant (in Dollars per share)				$ 1	$ 1
Gross proceeds				$ 6,000,000	$ 6,000,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares issued (in Shares)	2,250,000
Price per warrant shares (in Dollars per share)	$ 10
Proceeds from initial public offering				$ 3,450,000	$ 3,450,000
Public per shares (in Dollars per share)	$ 10
Business Acquisitions [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of outstanding voting securities				50.00%	50.00%
Price per share (in Dollars per share)				$ 10.1	$ 10.1
Founder Shares [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares subject to forfeiture (in Shares)	562,500